Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Disclosure of Transactions Between Group and Other Related Parties
a.	Related party name and category

Related Party Name	Related Party Category

JANK Howden Pty Ltd	Related party in substance
Key Management Personnel	Key Management Personnel/Other

b.	Loans from related parties

Related Party Category/Name	December 31, 2019	December 31, 2020
Related party in substance / JANK Howden Pty Ltd	$502,205	$500,000
Key Management Personnel / Others	50,221	50,000
	$552,426	$550,000

Interest Payable

Related Party Category/Name	December 31, 2019	December 31, 2020
Related party in substance / JANK Howden Pty Ltd	$12,500	$61,711
Key Management Personnel / Others	1,250	6,201
	$13,750	$67,912

Interest expense

	For the year ended December 31
Related Party Category/Name	2018	2019	2020
Related party in substance / JANK Howden Pty Ltd	$-	$12,337	$96,272
Key Management Personnel / Others	-	1,234	9,627
	$-	$13,571	$105,899

Schedule of Key Management Personnel Compensation
c.	Compensation of Key Management Personnel
	For the year ended December 31
Related Party Category/Name	2018	2019	2020
Short-term employee benefits	$2,833,520	$2,918,180	$2,368,143
Post-employment benefits	140,474	105,449	99,217
Share-based payments recognized	791,310	29,176	138,794
	$3,765,304	$3,052,805	$2,606,154